Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	true
Insider Trading Policies and Procedures Not Adopted	While Comerica is not subject to the insider trading policy, the Company does not trade in Comerica's securities when it is in possession of MNPI other than pursuant to previously-adopted Rule 10b5-1 trading plans.